REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 297,200	$ 245,316	$ 205,622
Revenue Benchmark | Concentration Risk, Customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 227,700	$ 204,300	$ 173,600
Percentage of entity's revenue	77.00%	83.00%	84.00%
Revenue Benchmark | Concentration Risk, Customer | Customer One
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 134,800	$ 108,400	$ 89,300
Revenue Benchmark | Concentration Risk, Customer | Customer Two
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	92,900	95,900	84,300
RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	252,239	227,134	205,622
JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	44,961	18,182	0
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	287,149	239,107	200,082
US | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	246,649	221,213	200,082
US | JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	40,500	17,894	0
Europe and RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10,051	6,209	5,540
Europe and RoW | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,590	5,921	5,540
Europe and RoW | JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 4,461	$ 288	$ 0